Offerings - Offering: 1	Nov. 20, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.4867 per share
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310
Offering Note
(1)
The filing fee, calculated in accordance with Rule 457(o) under the Securities Act of 1933, has been transmitted to the Securities and Exchange Commission in connection with the securities offered by means of this prospectus supplement. This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s registration statement on Form
S-3ASR
filed with the Securities and Exchange Commission on August 31, 2023 (File
No. 333-274284)
in accordance with Rules 456(b) and 457(r) under the Securities Act.